Cover Document	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	EQUITY LIFESTYLE PROPERTIES, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-11718
Entity Tax Identification Number	36-3857664
Entity Address, Street	Two North Riverside Plaza
City	Chicago,
Entity Address, State	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	279-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of each class	Common Stock, $0.01 Par Value
Trading Symbol	ELS
Name of each exchange on which registered	NYSE
Entity Central Index Key	0000895417
Amendment Flag	false